Employee benefit plans - Net pension liability (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net defined benefit liability and asset
Balance at beginning of year	€ 699,490
Balance at end of year	€ 729,114	€ 699,490
Weighted average duration of defined benefit obligation	19 years	19 years
Non-current portion of pension liability	€ 718,502	€ 689,195
United States, France and Germany
Net defined benefit liability and asset
Balance at beginning of year	660,343
Balance at end of year	685,164	660,343
Current portion of pension liability	6,923	6,190
Non-current portion of pension liability	678,241	654,153
United States
Net defined benefit liability and asset
Balance at beginning of year	83,323
Balance at end of year	74,364	€ 83,323
Beneficiary percentage		64.00%
France
Net defined benefit liability and asset
Balance at beginning of year	16,765
Balance at end of year	17,700	€ 16,765
Beneficiary percentage		8.00%
Germany
Net defined benefit liability and asset
Balance at beginning of year	560,255
Balance at end of year	593,100	€ 560,255
Beneficiary percentage		28.00%
Countries other than US, France, and Germany
Net defined benefit liability and asset
Balance at beginning of year	39,147
Balance at end of year	43,950	€ 39,147
Current portion of pension liability	3,689	4,105
Non-current portion of pension liability	40,261	35,042
Benefit obligation | United States, France and Germany
Net defined benefit liability and asset
Balance at beginning of year	976,467	842,601
Foreign currency translation gains/losses	(35,216)	7,459
Current service cost	40,213	30,070
Past service cost	(244)
Interest expense (income)	21,298	28,016
Transfer of plan participants	252	194
Actuarial (gains) losses arising from changes in financial assumptions	15,480	140,923
Actuarial (gains) losses arising from changes in demographic assumptions	(87)	(2,306)
Actuarial (gains) losses arising from experience adjustments	9,278	(4,873)
Remeasurements	24,671	133,744
Benefits paid	(30,873)	(60,863)
Settlements	(331)	(4,754)
Balance at end of year	996,237	976,467
Plan assets | United States, France and Germany
Net defined benefit liability and asset
Balance at beginning of year	(316,124)	(317,585)
Foreign currency translation gains/losses	28,316	(6,130)
Interest expense (income)	(10,846)	(14,108)
Actuarial (gains) losses arising from experience adjustments	(28,847)	(34,131)
Actual return on plan assets	(39,693)	(48,239)
Employer contributions	(9,901)	(1,131)
Benefits paid	26,329	56,961
Balance at end of year	€ (311,073)	€ (316,124)